Significant judgments, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgments and estimates [Abstract]
Disclosure of information about consolidated structured entities	The participation of the Group in each of them is stated as follows:

	Subordinated quotas – held by the Group	Senior and/or mezzanine quotas – held by third parties

FIDC AR II	Approximately 10% of the total outstanding quotas	Approximately 90% of the total outstanding quotas
FIDC AR III	Approximately 10% of the total outstanding quotas	Approximately 90% of the total outstanding quotas
FIDC TAPSO	Approximately 99% of the total outstanding quotas	Approximately 1% of the total outstanding quotas
FIDC SOMA	100% of the total outstanding quotas	None
FIDC SOMA III	Approximately 15% of the total outstanding quotas	Approximately 85% of the total outstanding quotas

Single class of quotas

FIC FIM STONECO	100% held by the Group